Document and Entity Information	Jan. 05, 2023
Cover [Abstract]
Entity Registrant Name	AMAZON COM INC
Amendment Flag	false
Entity Central Index Key	0001018724
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jan. 05, 2023
Entity Incorporation State Country Code	DE
Entity File Number	000-22513
Entity Tax Identification Number	91-1646860
Entity Address, Address Line One	410 Terry Avenue North
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98109-5210
City Area Code	(206)
Local Phone Number	266-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	AMZN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false